NATURE OF OPERATIONS, BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION	12 Months Ended
Dec. 31, 2011
NATURE OF OPERATIONS, BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION [Abstract]
NATURE OF OPERATIONS, BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION
NOTE A—NATURE OF OPERATIONS, BASIS OF PRESENTATION AND
PRINCIPLES OF CONSOLIDATION

Capitol Bancorp Limited ("Capitol" or the "Corporation") is a multibank holding company.  Consolidated bank subsidiaries consist of the following as of December 31, 2011:

Affiliate	Location	Percentage Owned by Capitol	Percentage Owned by Subsidiaries Controlled by Capitol	Year Formed or Acquired

Arizona Region:
Central Arizona Bank	Casa Grande, Arizona	63%	34%	1997
Sunrise Bank of Albuquerque	Albuquerque, New Mexico	75%	25%	2000
Sunrise Bank of Arizona	Phoenix, Arizona	96%	4%	1998

Great Lakes Region:
Bank of Maumee	Maumee, Ohio	(1)	51%	2006
Bank of Michigan	Farmington Hills, Michigan	51%		2005
Capitol National Bank(2)	Lansing, Michigan	51%		1982
Indiana Community Bank	Goshen, Indiana	100%		2000
Michigan Commerce Bank	Ann Arbor, Michigan	(1)	100%	1990

Nevada Region:
1st Commerce Bank	North Las Vegas, Nevada	2%	97%	2006
Bank of Las Vegas	Las Vegas, Nevada	95%	5%	2002

Northwest Region:
High Desert Bank	Bend, Oregon	(1)	55%	2007

Southeast Region:
First Carolina State Bank	Rocky Mount, North Carolina	84%	13%	2004
Pisgah Community Bank	Asheville, North Carolina	83%	13%	2008
Sunrise Bank	Atlanta, Georgia	71%	25%	2006

(1)	Majority-owned by a bank-development subsidiary (second-tier bank holding company) in which Capitol holds a controlling interest.
(2)
Effective December 31, 2011, Capitol entered into a share exchange agreement with certain shareholders of Capitol Development Bancorp Limited III ("CDBL III"), whereby Capitol exchanged 49% of its voting interest in Capitol National Bank for an additional 22% ownership interest in CDBL III.

Capitol has several bank-development subsidiaries, each originally capitalized with two classes of common stock, voting and nonvoting.  Capitol purchased all of the initial voting shares of common stock of these entities while the nonvoting shares were sold in private offerings to accredited investors, some of whom are related parties of Capitol.  Those entities have been engaged in bank development activities, through Capitol, consisting of formation and investment in start-up banks and management of their investments in young banks.  Bank start-up activities were suspended in mid-2008 when the regulatory and capital-raising environment for new banks became unfavorable.  Each of these entities bear a similar name, Capitol Development Bancorp Limited (each a "CDBL"), numbered in their sequential formation, CDBL I through CDBL VIII.  CDBL I and CDBL II became wholly-owned by Capitol effective November 30, 2006 and February 9, 2007, respectively, and were merged with and into Capitol in 2007.  CDBL III ceased to be a controlled subsidiary of Capitol in 2009.

Capitol views itself as a community-banking company.  Bank development consists of management and oversight of banks in which Capitol has a direct or indirect controlling interest and, through mid-2008, included formation of start-up banks.  Some of Capitol's banks were formed with a portion of their start-up capital provided by local investors in the communities of those banks.  When  de novo banks have achieved certain developmental milestones (age, cumulative profitability, return on equity or other measures), Capitol may offer the bank's noncontrolling shareholders an opportunity to exchange their bank shares for shares of Capitol's common stock.  Capitol has made similar share-exchange proposals regarding the noncontrolling interests of some of its prior bank-development company subsidiaries which, after the share exchange, were merged with and into Capitol.  In each instance, however, Capitol is under no obligation to offer such proposals and such share-exchange proposals, if and when offered, are generally subject to approval by the subsidiaries' noncontrolling shareholders in each proposed transaction.  In mid-2009, due to a depressed market environment for securities of financial institutions, Capitol suspended share-exchange activities.  Further, as a means to raise and reallocate capital, Capitol commenced an initiative in 2009 to selectively divest some of its community banks (see Note L).

Capitol and its subsidiaries are engaged in a single business activity--banking.  Capitol's bank affiliates provide a full range of banking services to individuals, businesses and other customers located in the respective communities of the bank.  Many operate from a single location and all are primarily commercially-focused (as contrasted to retail or transaction-oriented banks) on meeting the various credit and other financial needs of entrepreneurs, professionals and other businesses and individuals.  A variety of deposit products are offered, including checking, savings, money market, certificates of deposit and individual retirement accounts.  In addition, wealth-management, trust and investment services are offered through a wealth-management subsidiary.  The principal markets for the banks' financial services are the communities in which the banks are located and the areas immediately surrounding those communities.  The majority of Capitol's banks are state-chartered institutions, some have been chartered as federal savings banks and one has a national bank charter.

In addition to banking units, mortgage banking activities are offered through Amera Mortgage Corporation, a less than 50%-owned affiliate, which is accounted for under the equity method.  Trust and wealth-management products are offered through Capitol Wealth, Inc., a controlled subsidiary.

Each bank is viewed by management as being a separately identifiable business or segment from the perspective of monitoring performance and allocation of financial resources.  Although the banks operate and are managed and monitored separately, each bank is substantially similar in terms of business focus, type of customers, products, services and economic characteristics.  Further, each of the banks and the Corporation are subject to substantially similar laws and regulations unique to the financial institution industry.  Accordingly, the Corporation's consolidated financial statements reflect the presentation of segment information on an aggregated basis.

The consolidated financial statements include the accounts of the Corporation and its majority-owned and/or otherwise controlled subsidiaries, after elimination of intercompany accounts and transactions and after giving effect to applicable noncontrolling interests.  Banks formed or acquired are included in the consolidated financial statements for periods after joining the consolidated group.